FINANCIAL RISK MANAGEMENT - Narrative, Interest Rate Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	£ 1,606,979	£ 1,353,360
Interest rate benchmark reform amendments
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	6,760
Currency risk
Narrative, Interest Rate Risk [Line Items]
Structural foreign currency exposures	1,817	115
Interest rate risk | Interest rate benchmark reform amendments
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	113,025	147,731
Interest rate risk | Interest rate benchmark reform amendments | USD LIBOR £m
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	111,209	143,460
Fair value hedges | Liabilities
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount		9,094
Fair value hedges | Interest rate risk
Narrative, Interest Rate Risk [Line Items]
Hedging instrument, liabilities	(488)	(266)
Losses on hedging instrument, fair value hedges	3,106	1,885
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	3,127	(1,690)
Cash flow hedges | Interest rate benchmark reform amendments
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	884	2,001
Cash flow hedges | Interest rate risk
Narrative, Interest Rate Risk [Line Items]
Hedging instrument, assets	0	0
Hedge ineffectiveness recognised in the income statement	(6)	(58)
Hedging
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	364,414	246,271
Derivative notional/contract amount	10,529	17,954
Hedging | Fair value hedges
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	128,188	147,758
Derivative notional/contract amount	9,587	15,952
Hedging | Cash flow hedges
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	236,226	98,513
Derivative notional/contract amount	942	2,002
Hedging | Interest rate swaps | Fair value hedges
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	128,153	147,724
Hedging | Interest rate swaps | Cash flow hedges
Narrative, Interest Rate Risk [Line Items]
Contract/ notional amount £m	235,916	97,942
Financial assets with LIBOR fixing prior to LIBOR cessation, category | Interest rate risk | Interest rate benchmark reform amendments | USD LIBOR £m
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	19,208
Financial assets settled through London Clear House, category | Interest rate risk | Interest rate benchmark reform amendments | USD LIBOR £m
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	70,764
Financial assets, excluding fallback-eligible, category | Interest rate risk | Interest rate benchmark reform amendments | USD LIBOR £m
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	21,237
Financial assets, fallback-eligible, category | Interest rate risk | Interest rate benchmark reform amendments | USD LIBOR £m
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	21,229
Assets [Member] | Fair value hedges
Narrative, Interest Rate Risk [Line Items]
Derivative notional/contract amount	£ 1,864	£ 3,370